Reporting Entity (Description of the Controlling Company) - Summary of the Company's Shareholders (Details)	Dec. 31, 2023 shares
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077
Percentage of ownership	100.00%
The Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank (KDB)
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	86,927,104
Percentage of ownership	13.54%
Other
Disclosure of shareholders information [Line Items]
Number of shares	226,959,915
Percentage of ownership	35.36%